STATEMENT OF OPERATIONS - USD ($)	3 Months Ended	5 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
General and administrative expenses	$ 266,402	$ 271,902
Franchise tax expense	86,814	86,814
Loss from operations	(353,216)	(358,716)
Interest income	36,875	36,875
Net loss	$ (316,341)	$ (321,841)
Common Class A
Weighted average shares outstanding basic and diluted (in shares)	34,500,000	34,500,000
Basic and diluted net loss per share (in usd per share)	$ 0.00	$ 0.00
Common Class F
Weighted average shares outstanding basic and diluted (in shares)	8,625,000	8,625,000
Basic and diluted net loss per share (in usd per share)	$ (0.04)	$ (0.04)